ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Retained Earnings (Accumulated Deficit)	$ 1,884,173	$ 1,285,384
Varian Biopharmaceuticals [Member]
Retained Earnings (Accumulated Deficit)	$ 4,421,092	$ 2,092,184	$ 615,193